Summary of Significant Accounting Policies - Schedule of Stock Options Outstanding, Nonvested (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stock options outstanding and nonvested, beginning balance	1,193,335	1,843,335
Stock options outstanding and nonvested, Granted		775,000
Stock options outstanding and nonvested, Vested	(50,000)	(1,125,000)
Stock options outstanding and nonvested, Forfeited	(5,000)	(300,000)
Stock options outstanding and nonvested, ending balance	1,138,335	1,193,335
Weighted Average Exercise Price, beginning balance	$ 0.27	$ 0.22
Weighted Average Exercise Price, Granted		0.33
Weighted Average Exercise Price, Vested	0.21	0.25
Weighted Average Exercise Price, Forfeited	0.22	0.23
Weighted Average Exercise Price, ending balance	$ 0.28	$ 0.27
Employee Stock [Member]
Stock options outstanding and nonvested, beginning balance	1,193,335	1,843,335
Stock options outstanding and nonvested, Granted		775,000
Stock options outstanding and nonvested, Vested	(50,000)	(1,125,000)
Stock options outstanding and nonvested, Forfeited	(5,000)	(300,000)
Stock options outstanding and nonvested, ending balance	1,138,335	1,193,335
Non-Employee Stock [Member]
Stock options outstanding and nonvested, beginning balance
Stock options outstanding and nonvested, Granted
Stock options outstanding and nonvested, Vested
Stock options outstanding and nonvested, Forfeited
Stock options outstanding and nonvested, ending balance